SHARE BASED COMPENSATION - Restricted stock (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2022 shares	May 27, 2022 shares	Nov. 22, 2018 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Restricted stock
Share-based compensation expense				¥ 7,468	$ 1,083	¥ 883	¥ 947
Unrecognized share-based compensation expenses | ¥				0
General and administrative
Restricted stock
Share-based compensation expense | ¥				¥ 7,468		¥ 883	¥ 947
Restricted stock awards
Restricted stock
Granted (in shares)				5,400,000	5,400,000
Restricted stock awards | Class A Ordinary Shares
Restricted stock
Granted (in shares)	5,200,000	200,000
Restricted stock awards | Senior employee
Restricted stock
Granted (in shares)			200,000
Vesting percentage			25.00%
Vested (in shares)				45,833	45,833	50,000	50,001